Note 3 - Liabilities Arising from Reverse Merger	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 3 - LIABILITIES ARISING FROM REVERSE MERGER

Liabilities arising from the reverse merger represent long term real estate leases which had been abandoned, general unsecured liabilities, commercial liens, and tax liens filed with various states all associated with the Company’s pre-reverse merger operations, which were unknowingly assumed in the March 2011 reverse merger transaction. The statute of limitations for most of such liabilities is five years and for most liens is ten years, subject to renewal at the lien holders’ option, depending upon the jurisdiction.  Although the liens accrue interest at between 8% and 12% per year, the Company has ceased accruing interest as it believes the liability recorded to date is adequate to cover the ultimate claims that may, one day, be presented. Liabilities not associated with a lien have been accrued based upon management’s estimation of the amount to be paid.  Liabilities associated with a lien have been accrued at face value.  Management believes all such liabilities have been indemnified by Pegasus Funds, LLC (and/or its affiliates or related parties) to which (including its assigns) the Company issued 534,654 shares of its common stock as part of the reverse merger transaction.  However, as the Company is obligor, the Company has recorded the liability.  To date, only one lien holder has approached the Company concerning payment.  Such lien holder is pursuing the former management of the Company first through litigation.  To the extent such lien holder recovers the liability from the former management, the lien against the Company will be reduced.

In March 2015, the Company entered into a settlement agreement with Pegasus Funds LLC ("Pegasus") regarding its indemnification of the Company in regards to the Legacy Liabilities. In the settlement agreement, the Company agreed to accept the return of 214,154 shares of the original 534,654 shares of its Common Stock issued to Pegasus and its principals and affiliates in acquiring the shell company, Kupper Parker Communications, Inc., which later became Principal Solar, Inc. As the shares of Common Stock were initially issued in a common stock for preferred stock share exchange with Pegasus, the shares returned by Pegasus will be cancelled without further accounting recognition. Cancellation of the shares will be recognized for accounting purposes once they are received from Pegasus.

In the settlement with Pegasus, the Company preserved its rights to pursue the individual(s) serving as officers of Kupper Parker Communications, Inc. prior to the exchange of shares, who had agreed in the Exchange Agreement to "satisfy and assume liability for the payment of any additional liabilities not identified" in the agreement. In April 2015 the Company filed a lawsuit against the remaining individual serving as an officer of Kupper Parker Communications, Inc. prior to the exchange of shares seeking an amount of $991,371 plus accruing interest and legal fees. Any recovery from the lawsuit is uncertain at this time, and such recovery would in no way diminish our potential obligation to third parties.

NOTE 3 - LIABILITIES ARISING FROM REVERSE MERGER

Liabilities arising from the reverse merger represent long term real estate leases which had been abandoned, general unsecured liabilities, commercial liens, and tax liens filed with various states all associated with the Company’s pre-reverse merger operations, which were unknowingly assumed in the March 2011 reverse merger transaction. The statute of limitations for most of such liabilities is five years and for most liens is ten years, subject to renewal at the lien holders’ option, depending upon the jurisdiction.  The liens accrue interest at between 8% and 12%. Liabilities not associated with a lien have been accrued based upon management’s estimation of the amount to be paid.  Liabilities associated with a lien have been accrued at face value.  Management believes all such liabilities have been indemnified by Pegasus Funds, LLC (and/or its affiliates or related parties) to which (including its assigns) the Company issued 534,654 shares of its common stock as part of the reverse merger transaction.  However, as the Company is obligor, the Company has recorded the liability.  To date, only one lien holder has approached the Company concerning payment.  Such lien holder is pursuing the former management of the Company first through litigation.  To the extent such lien holder recovers the liability from the former management, the lien against the Company will be reduced.